6. Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2013
Accounts receivable, net
	2013	2012
	US$’000	US$’000

Accounts receivable	4,151	3,186
Less: Allowance for doubtful debts	(69)	(97)

	4,082	3,089

Age analysis of past due account receivables
	2013	2012
	US$’000	US$’000

Current	2,113	1,698
30-59 days past due	598	440
60-89 days past due	59	302
Greater than 90 days	1,312	649

	4,082	3,089

ZHEJIANG TIANLAN
Accounts receivable, net
	2013	2012
	RMB’000	RMB’000

Accounts receivable	166,433	245,892
Less: Allowance for doubtful debts	(19,306)	(19,522)

	147,127	226,370

ZHEJIANG JIAHUAN
Accounts receivable, net
		(Unaudited)
	2013	2012
	RMB’000	RMB’000

Accounts receivable, gross	75,445	71,791
Less: Allowance for doubtful debts	(8,000)	(8,461)
Accounts receivable, net
	67,445	63,330

Age analysis of past due account receivables
		(Unaudited)
	2013	2012
	RMB’000	RMB’000
Allowance for doubtful debts:
Balance at beginning	(8,461)	(13,225)
Charged to statement of income
Recovered	461	4,764
Balance at end
	(8,000)	(8,461)